SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 4,950,381	$ 4,256,487
Other tax payable	1,559	186,705
Total taxes payable	$ 4,951,940	$ 4,443,192